Accumulated Other Comprehensive Loss	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss

Note 12 — Accumulated Other Comprehensive Loss:

The components of accumulated other comprehensive loss, net of related taxes, in the condensed consolidated balance sheets follow:

	March 31,	December 31,
As of	2016	2015
Unrealized losses on derivative instruments	$(61,585)	$(54,620)
Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement benefit plans)	(18,486)	(18,841)
	$(80,071)	$(73,461)

The changes in the balances of each component of accumulated other comprehensive loss, net of related taxes, during the three months ended March 31, 2016 and 2015 follow:

	Unrealized losses on cash flow hedges	Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement plans)	Total

Balance as of December 31, 2015	$(54,620)	$(18,841)	$(73,461)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	(11,265)	355	(10,910)
Amounts reclassified from accumulated other comprehensive loss	4,300	-	4,300
Total change in accumulated other comprehensive loss	(6,965)	355	(6,610)
Balance as of March 31, 2016	$(61,585)	$(18,486)	$(80,071)

Balance as of December 31, 2014	$(61,547)	$(21,833)	$(83,380)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	(8,302)	496	(7,806)
Amounts reclassified from accumulated other comprehensive loss	4,726	-	4,726
Total change in accumulated other comprehensive loss	(3,576)	496	(3,080)
Balance as of March 31, 2015	$(65,123)	$(21,337)	$(86,460)

Amounts reclassified out of each component of accumulated other comprehensive loss follow:

	Three Months Ended
	March 31,
Accumulated Other Comprehensive Income Component	2016	2015	Statement of Operations Line Item

Unrealized losses on cash flow hedges:
Interest rate swaps entered into by the Company's			Equity in income of
equity method joint venture investees	$(4,272)	$(4,726)	affiliated companies

Interest rate caps entered into by the Company's subsidiaries	(28)	-	Interest expense
	$(4,300)	$(4,726)	Total before and net of tax

See Note 8, “Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures,” for additional disclosures relating to derivative instruments.

The income tax expense/(benefit) allocated to each component of other comprehensive loss follows:

	Tax (expense)/ benefit on unrealized gains/(losses) on cash flow hedges	Tax (expense)/ benefit on items not yet recognized as a component of net periodic benefit cost
For the three months ended March 31, 2016
Current period change excluding amounts reclassified from
accumulated other comprehensive income	$27	$-
Amounts reclassified from accumulated other
comprehensive income	-	-
Total change in accumulated other comprehensive income	$27	$-

For the three months ended March 31, 2015
Current period change excluding amounts reclassified from
accumulated other comprehensive income	$316	$-
Amounts reclassified from accumulated other
comprehensive income	-	-
Total change in accumulated other comprehensive income	$316	$-

NOTE 15 —ACCUMULATED OTHER COMPREHENSIVE LOSS:

The components of accumulated other comprehensive loss, net of related taxes, in the consolidated balance sheets follow:

At December 31,	2015	2014
Unrealized losses on derivative instruments	$(54,620)	$(61,547)
Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement benefit plans)	(18,841)	(21,833)
	$(73,461)	$(83,380)

The following tables present the changes in the balances of each component of accumulated other comprehensive loss, net of related taxes, for the three years ended December 31, 2015.

	Unrealized losses on available-for-sale securities	Unrealized losses on cash flow hedges	Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement plans)	Total

Balance as of December 31, 2014	$-	$(61,547)	$(21,833)	$(83,380)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	-	(11,177)	2,581	(8,596)
Amounts reclassified from accumulated other comprehensive loss	-	18,104	411	18,515
Total change in accumulated other comprehensive loss	-	6,927	2,992	9,919
Balance as of December 31, 2015	$-	$(54,620)	$(18,841)	$(73,461)

Balance as of December 31, 2013	$-	$(59,263)	$(10,081)	$(69,344)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	-	(21,850)	(11,969)	(33,819)
Amounts reclassified from accumulated other comprehensive loss	-	19,566	217	19,783
Total change in accumulated other comprehensive loss	-	(2,284)	(11,752)	(14,036)
Balance as of December 31, 2014	$-	$(61,547)	$(21,833)	$(83,380)

Balance as of December 31, 2012	$49	$(98,937)	$(14,893)	$(113,781)
Current period change, excluding amounts reclassified from
accumulated other comprehensive loss	(181)	19,114	4,336	23,269
Amounts reclassified from accumulated other comprehensive loss	132	20,560	476	21,168
Total change in accumulated other comprehensive loss	(49)	39,674	4,812	44,437
Balance as of December 31, 2013	$-	$(59,263)	$(10,081)	$(69,344)

The following table presents information with respect to amounts reclassified out of accumulated other comprehensive loss for the three years ended December 31, 2015.

	Years Ended December 31,
Accumulated Other Comprehensive Income Component	2015	2014	2013	Statement of Operations Line Item

Unrealized losses on available-for-sale securities:
Impairment recorded relating to securities held
by the Company's foreign subsidiaries	$-	$-	$(132)	Other income/(expense)

Unrealized losses on cash flow hedges:
Interest rate swaps entered into by the Company's				Equity in income of
equity method joint venture investees	(18,101)	(19,566)	(20,560)	affiliated companies

Interest rate caps entered into by the Company's subsidiaries	(3)	-	-	Interest expense

Items not yet recognized as a component of net periodic
benefit cost (pension and other postretirement plans):
Net periodic benefit costs associated with
pension and postretirement benefit plans for				General and
shore-based employees	(714)	(260)	(678)	administrative expenses

Net periodic benefit costs associated with
pension and postretirement benefit plans for
seagoing employees	80	97	65	Vessel expenses
	(18,738)	(19,729)	(21,305)	Total before tax
				Tax (provision) or
	223	(54)	137	benefit (1)
	$(18,515)	$(19,783)	$(21,168)	Total net of tax

(1)

The tax (provision)/benefit relates to the net periodic benefit costs of the Company's pension and postretirement benefit plans as well as interest rate caps entered into by the Company's domestic subsidiaries.

The following amounts are included in accumulated other comprehensive loss at December 31, 2015, which have not yet been recognized in net periodic cost: unrecognized prior service credits of $959  ($208 net of tax) and unrecognized actuarial losses $26,177  ($19,049 net of tax). The prior service credit and actuarial loss included in accumulated other comprehensive loss and expected to be recognized in net periodic cost during 2016 are a gain of $195  ($93 net of tax) and a loss of $1,266  ($938 net of tax), respectively.

At December 31, 2015, the Company expects that it will reclassify $16,262  ($16,144 net of tax) losses on derivative instruments from accumulated other comprehensive loss to earnings during the next twelve months due to the payment of variable rate interest associated with floating rate debt of the Company’s FSO and LNG equity method investees and interest rate caps held by the Company’s subsidiaries.

See Note 7, “Equity Method Investments,” for additional information relating to derivatives held by the Company’s equity method investees and Note 11, “Fair Value of Financial Instruments, Derivatives and Fair Value,” for additional disclosures relating to derivative instruments.

The income tax expense/(benefit) allocated to each component of other comprehensive loss follows:

	Tax (expense)/ benefit on unrealized gains/(losses) on cash flow hedges	Tax (expense)/ benefit on items not yet recognized as a component of net periodic benefit cost
For the year ended December 31, 2015
Current period change excluding amounts reclassified from
accumulated other comprehensive income	$553	$(353)
Amounts reclassified from accumulated other
comprehensive income	-	(223)
Total change in accumulated other comprehensive income	$553	$(576)

For the year ended December 31, 2014
Current period change excluding amounts reclassified from
accumulated other comprehensive income	$115	$3,639
Amounts reclassified from accumulated other
comprehensive income	-	54
Total change in accumulated other comprehensive income	$115	$3,693

For the year ended December 31, 2013
Current period change excluding amounts reclassified from
accumulated other comprehensive income	$-	$(2,899)
Amounts reclassified from accumulated other
comprehensive income	-	(137)
Total change in accumulated other comprehensive income	$-	$(3,036)